Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
Quarterly operating results for 2014 and 2013 are summarized as follows (in thousands, except per share data):

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
2014:
Revenues	$96,031	$116,114	$95,160	$106,124
Operating income[1]	$3,075	$8,895	$2,451	$7,179
Income from continuing operations[1]	$1,396	$4,871	$1,172	$4,455
Income (loss) from discontinued operations, net of income tax[2]	$(380)	$(364)	$(110)	$315
Net income	$1,016	$4,507	$1,062	$4,770
Basic earnings (loss) per common share:
Continuing operations	$0.04	$0.13	$0.03	$0.12
Discontinued operations	$(0.01)	$(0.01)	$—	$0.01
Net income	$0.03	$0.12	$0.03	$0.13
Diluted earnings (loss) per common share:
Continuing operations	$0.04	$0.13	$0.03	$0.12
Discontinued operations	$(0.01)	$(0.01)	$—	$0.01
Net income	$0.03	$0.12	$0.03	$0.13

2013:
Revenues	$89,038	$108,376	$90,010	$102,793
Operating income	$4,078	$11,624	$4,655	$6,750
Income from continuing operations	$2,564	$6,761	$2,224	$3,873
Loss from discontinued operations, net of income tax[3]	$—	$—	$(104)	$(1,291)
Net income	$2,564	$6,761	$2,120	$2,582
Basic earnings (loss) per common share:
Continuing operations	$0.07	$0.18	$0.06	$0.10
Discontinued operations	$—	$—	$—	$(0.03)
Net income	$0.07	$0.18	$0.06	$0.07
Diluted earnings (loss) per common share:
Continuing operations	$0.07	$0.18	$0.06	$0.10
Discontinued operations	$—	$—	$—	$(0.03)
Net income	$0.07	$0.18	$0.06	$0.07
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1
Operating income for the quarters ended September 30, 2014 and December 31, 2014 included approximately $0.9 million and $0.8 million, respectively, of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive. Income from continuing operations for the each of quarters ended September 30, 2014 and December 31, 2014 included approximately $0.5 million, net of tax, of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive.

2
Loss from discontinued operations, net of income tax for the quarters ended March 31, 2014 and September 30, 2014 included approximately $0.1 million and $0.2 million, net of tax, respectively, of direct costs associated with management transition and integration of the Furmanite Technical Solutions division.

3
Loss from discontinued operations, net of income tax for the quarters ended September 30, 2013 and December 31, 2013 included approximately $0.1 million and $0.3 million, respectively, of direct costs associated with management transition and integration of the Furmanite Technical Solutions division, net of tax.